PGIM Jennison Focused Value ETF Expense Example, No Redemption - PGIM Jennison Focused Value ETF - No Share Class	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 34
Expense Example, No Redemption, 3 Years	106
Expense Example, No Redemption, 5 Years	185
Expense Example, No Redemption, 10 Years	$ 418